Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Revenues	$ 104,285,000	$ 100,658,000	$ 306,369,000	$ 295,670,000
Vessel operating expenses	(26,724,000)	(22,055,000)	(76,113,000)	(66,320,000)
General and administrative expenses	(2,793,000)	(3,573,000)	(11,592,000)	(14,865,000)
Deferred and Capitalized Expenses | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses		0		0
Deferred and Capitalized Expenses Reimbursed | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses	(400,000)		(900,000)
Affiliated Entity
Related Party Transaction [Line Items]
Revenues	9,296,000	9,429,000	26,851,000	28,075,000
Vessel operating expenses	(5,133,000)	(5,107,000)	(14,713,000)	(15,023,000)
General and administrative expenses	(901,000)	(3,437,000)	(5,363,000)	(8,666,000)
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses	$ (152,000)	$ (116,000)	$ (659,000)	$ (442,000)
Teekay Corporation | Arctic Spirit and Polar Spirit
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor			10 years
Teekay Corporation | Arctic Spirit and Polar Spirit | Maximum
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract			15 years